Note 10 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
(Dollar amounts in thousands)	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate	from	to	2012	2011

Fixed rate amortizing	01/23/13	09/04/28	3.99%	2.70%	4.48%	$4,722	$6,576
Convertible	10/09/12	10/09/12	4.14	4.14	4.14	-	2,007
Junior subordinated debt	12/21/37	12/21/37	2.50	1.98	6.58	8,248	8,248

Total						$12,970	$16,831

Schedule of Maturities of Long-term Debt [Table Text Block]
(Dollar amounts in thousands)
Year Ending December 31,	Amount	Average Rate

2013	$1,362	3.95%
2014	984	3.99
2015	685	4.01
2016	502	4.00
2017	373	4.00
Beyond 2017	9,065	2.17

Total	$12,970	2.63%